Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenue	$ 3,931,847	$ 3,060,642
Net income	657,984	375,097
Total comprehensive income	645,969	346,961
Net income attributable to Methanex non-controlling interests	89,002	58,962
Equity contributions by non-controlling interests	0	8,170
Distributions paid and accrued to non-controlling interests	(104,258)	(4,330)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	404,936	285,017
Net income	118,099	65,241
Total comprehensive income	118,099	65,241
Net income attributable to Methanex non-controlling interests	84,418	55,470
Total comprehensive income attributable to Methanex non-controlling interests	84,418	55,470
Equity contributions by non-controlling interests	0	0
Distributions paid and accrued to non-controlling interests	(25,715)	(26,970)
Other
Disclosure of subsidiaries [line items]
Revenue	34,759	32,094
Net income	9,168	6,981
Total comprehensive income	9,168	6,981
Net income attributable to Methanex non-controlling interests	4,584	3,492
Total comprehensive income attributable to Methanex non-controlling interests	4,584	3,492
Equity contributions by non-controlling interests	5	8,170
Distributions paid and accrued to non-controlling interests	(11,006)	(4,330)
Total
Disclosure of subsidiaries [line items]
Revenue	439,695	317,111
Net income	127,267	72,222
Total comprehensive income	127,267	72,222
Net income attributable to Methanex non-controlling interests	89,002	58,962
Total comprehensive income attributable to Methanex non-controlling interests	89,002	58,962
Equity contributions by non-controlling interests	5	8,170
Distributions paid and accrued to non-controlling interests	$ (36,721)	$ (31,300)